Shareholder Report, Holdings (Details) - C000014130 [Member]	Jun. 30, 2026
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[1]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[1]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
Cash and Stock [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[2]
Friendly [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Financial [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Strategic [Member]
Holdings [Line Items]
Percent of Total Investments	81.30%
Cash [Member]
Holdings [Line Items]
Percent of Total Investments	72.30%	[2]

[1]	Percentage of total investments as of June 30, 2026.
[2]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2026.